Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation and principle of consolidation

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").  The consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries and its VIEs.  All intercompany accounts, transactions, and profits have been eliminated upon consolidation.

(b)	Consolidation of Variable Interest Entity

Material terms of the Hunan MYT VIE Agreements and 39Pu VIE Agreements are described below:

Exclusive Business Cooperation Agreement

Pursuant to the Exclusive Business Cooperation Agreements, Shanghai MYT and 39Pu each provides Hunan MYT with technical support, consulting services and management services on an exclusive basis, utilizing its advantages in technology, human resources, and information. Additionally, Hunan MYT and 39Pu each granted an irrevocable and exclusive option to Shanghai MYT to purchase from each of Hunan MYT and 39Pu, any or all of Hunan MYT's and 39Pu assets at the lowest purchase price permitted under the PRC laws. Should Shanghai MYT exercise such option, the parties shall enter into a separate asset transfer or similar agreement. For services rendered to Hunan MYT and 39Pu by Shanghai MYT under the agreement, Shanghai MYT is entitled to collect a service fee calculated based on the time of services rendered multiplied by the corresponding rate, plus amount of the services fees or ratio decided by the board of directors of Shanghai MYT based on the value of services rendered by Shanghai MYT and the actual income of Hunan MYT and 39Pu from time to time, which is substantially equal to all of the net income of Hunan MYT and 51% of net income of 39Pu, respectively.

The Exclusive Business Cooperation Agreement shall remain in effect for ten years unless it is terminated by Shanghai MYT with 30-day prior written notice. Hunan MYT or 39Pu does not have the right to terminate the agreement unilaterally. Shanghai MYT may unilaterally extend the term of this agreement with prior written notice.

Exclusive Option Agreement

Under the Exclusive Option Agreement between Peng Fang and Shanghai MYT, irrevocably granted Shanghai MYT (or its designee) an exclusive option to purchase, to the extent permitted under PRC law, once or at multiple times, at any time, part or all of their equity interests in Hunan MYT. The option price is equal to the capital paid in by Peng Fang subject to any appraisal or restrictions required by applicable PRC laws and regulations.

Under the Exclusive Option Agreement between three shareholders of 39Pu and Shanghai MYT, the three shareholders irrevocably granted Shanghai MYT (or its designee) an exclusive option to purchase, to the extent permitted under PRC law, once or at multiple times, at any time, part or all of their equity interests in 39Pu. The option price is equal to the capital paid in by the three shareholders subject to any appraisal or restrictions required by applicable PRC laws and regulations.

The agreement remains effective for a term of ten years and may be renewed at Shanghai MYT's election.

Share Pledge Agreement

Under the Share Pledge Agreement, Peng Fang and the three shareholders of 39Pu each pledged all of their equity interests in Hunan MYT and 39Pu to Shanghai MYT to guarantee the performance of Hunan MYT's and 39Pu's obligations under the Exclusive Business Cooperation Agreement. Under the terms of the agreement, in any event of default, as set forth in the Share Pledge Agreement, including that Hunan MYT or Peng Fang, 39Pu or the three shareholders breach their respective contractual obligations under the Exclusive Business Cooperation Agreement, Shanghai MYT, as pledgee, will be entitled to certain rights, including, but not limited to, the right to dispose of the pledged equity interest in accordance with applicable PRC laws. Shanghai MYT shall have the right to collect any and all dividends declared or generated in connection with the equity interest during the term of pledge.

The Share Pledge Agreement shall be effective until all payments due under the Exclusive Business Cooperation Agreement have been paid by Hunan MYT and 39Pu, respectively. Shanghai MYT shall cancel or terminate the Share Pledge Agreement upon Hunan MYT's and 39Pu's full payment of fees payable under the Exclusive Business Cooperation Agreement.

Timely Reporting Agreement

To ensure Hunan MYT and 39Pu promptly provide all of the information that Shanghai MYT and the Company need to file various reports with the SEC, a Timely Reporting Agreement was entered between Shanghai MYT, and Hunan MYT and 39Pu, respectively. Under the Timely Reporting Agreement, Hunan MYT and 39Pu each agreed that it is obligated to make its officers and directors available to the Company and promptly provide all information required by the Company so that the Company can file all necessary SEC and other regulatory reports as required.

Although it is not explicitly stipulated in the Timely Reporting Agreement, the parties agreed its term shall be the same as that of the Exclusive Business Cooperation Agreement.

Power of Attorney

Under the Power of Attorney, Peng Fang and the three shareholders of 39Pu each authorized Shanghai MYT to act on her behalf as her exclusive agent and attorney with respect to all rights as shareholder, including but not limited to: (a) attending shareholders' meetings; (b) exercising all the shareholder's rights, including voting, that shareholders are entitled to under the laws of China and the Articles of Association of Hunan MYT and 39Pu, including but not limited to the sale or transfer or pledge or disposition of shares in part or in whole; and (c) designating and appointing on behalf of shareholders the legal representative, the executive director, supervisor, the chief executive officer and other senior management members of Hunan MYT and 39Pu.

Although it is not explicitly stipulated in the Power of Attorney, the term of the Power of Attorney shall be the same as the term of that of the Exclusive Option Agreement.

This Power of Attorney is coupled with an interest and shall be irrevocable and continuously valid from the date of execution of this Power of Attorney, so long as Peng Fang is a shareholder of Company.

The VIE Agreements became effective immediately upon their execution.

VIE is an entity that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Shanghai MYT is deemed to have a controlling financial interest and be the primary beneficiary of Hunan MYT and 39Pu, because it has both of the following characteristics:

1.	power to direct activities of a VIE that most significantly impact the entity's economic performance, and

2.	obligation to absorb losses of the entity that could potentially be significant to the VIE or right to receive benefits from the entity that could potentially be significant to the VIE.

Pursuant to the VIE Agreements, Hunan MYT and 39Pu pay service fees equal to 100% and 51% of its net income to Shanghai MYT, respectively. At the same time, Shanghai MYT is entitled to receive 100% and 51% of expected residual returns from Hunan MYT and 39Pu, respectively. The VIE Agreements are designed so that Hunan MYT and 39Pu operate for the benefit of the Company. Accordingly, the accounts of Hunan MYT are consolidated in the accompanying financial statements pursuant to ASC 810-10, Consolidation. In addition, their financial positions and results of operations are included in the Company's consolidated financial statements.

In addition, as all of these VIE agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC, they would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal environment in the PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could further limit the Company's ability to enforce these VIE agreements. Furthermore, these contracts may not be enforceable in China if PRC government authorities or courts take a view that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event the Company is unable to enforce these VIE agreements, it may not be able to exert effective control over Hunan MYT or 39Pu and its ability to conduct its business may be materially and adversely affected.

All of the Company's main current operations are conducted through Hunan MYT since November 2018, and through 39Pu since October 2019. Current regulations in China permit Hunan MYT and 39Pu to pay dividends to the Company only out of their accumulated distributable profits, if any, determined in accordance with their articles of association and PRC accounting standards and regulations. The ability of Hunan MYT and 39Pu to make dividends and other payments to the Company may be restricted by factors including changes in applicable foreign exchange and other laws and regulations. All of the Company's main current operations are conducted through Hunan MYT since November 2018, and through 39Pu since October 2019. Current regulations in China permit Hunan MYT and 39Pu to pay dividends to the Company only out of their accumulated distributable profits, if any, determined in accordance with their articles of association and PRC accounting standards and regulations. The ability of Hunan MYT and 39Pu to make dividends and other payments to the Company may be restricted by factors including changes in applicable foreign exchange and other laws and regulations.

The following financial statement balances and amounts only reflect the financial position and financial performances of Hunan MYT and 39Pu, which were included in the consolidated financial statements as of and for the years ended June 30, 2020 and 2019:

	June 30, 2020	June 30, 2019
ASSETS
Cash	$362,384	$307,320
Short-term investments	2,266,069	4,078,244
Inventories	1,403,582	-
Loan due from a third party	2,222,191	-
Other current assets	292,917	551,299
Property and equipment, net	1,315,326	604,095
Deposits for plant, property and equipment	849,245	665,380
Right of use assets	553,904	-
Other noncurrent assets	159,434	278,786
Total Assets	$9,425,052	$6,485,124
	-
Due to MYT*	$7,270,932	$6,943,194
Other current liabilities	885,515	262,034
Total Liabilities	$8,156,447	$7,205,228

*	Payable due to MYT is eliminated upon consolidation.

	For the Years Ended June 30,
	2020	2019	2018

Revenue	$865,705	$401,814	$-
Net loss	(1,590,339)	(724,687)	-

(c)	Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates.

(d)	Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker ("CODM"), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the "management approach" in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company's chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company's reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services.

For the year ended June 30, 2020, the Company has two operating business lines, including retail business by provision of high-quality tea beverages in its tea shop chain business conducted by Hunan MYT and dark tea distribution business by 39Pu. Based on management's assessment, the Company has determined that the two operating business lines are two operating segments as defined by ASC 280.

For the year ended June 30, 2019, as a result of change in our organizational structure associated with the manufacturing and sales of organic compounds segment as a discontinued operation, the management has determined that the Company operated in one operating segment with one reporting segment which is the retail business by provision of high-quality tea beverages in its tea shop chain business conducted by Hunan MYT.

(e)	Foreign currency translation

The Company's financial statements are presented in the U.S. dollar (US$), which is the Company's reporting currency and functional currency. The Company's subsidiaries in the PRC use Renminbi ("RMB") as their functional currencies. Transactions in foreign currencies are initially recorded at the functional currency rate ruling at the date of transaction. Any differences between the initially recorded amount and the settlement amount are recorded as a gain or loss on foreign currency transaction in the consolidated statements of income. Monetary assets and liabilities denominated in foreign currency are translated at the functional currency rate of exchange ruling at the balance sheet date. Any differences are taken to profit or loss as a gain or loss on foreign currency translation in the statements of income.

In accordance with ASC 830, Foreign Currency Matters, the Company translated the assets and liabilities into U.S. dollar using the rate of exchange prevailing at the applicable balance sheet date and the statements of income and cash flows are translated at an average rate during the reporting period.  Adjustments resulting from the translation are recorded in shareholders' equity as part of accumulated other comprehensive income.

(f)	Fair value measurement

The Company has adopted ASC Topic 820, Fair Value Measurement and Disclosure, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1	–	Quoted prices in active markets for identical assets or liabilities.
Level 2	–	Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3	–	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement. As of June 30, 2020 and 2019, the carrying value of financial items of the Company including cash and cash equivalents, trade receivables, Loan due from a third party, due from a related party, other receivables, trade payables and other payables approximate their fair values due to their short-term nature and are classified within Level 1 of the fair value hierarchy.

Short-term investments are held to their maturities and are carried at cost, which approximates fair value.

The inputs used to measure the estimated fair value of warrants are classified as Level 3 fair value measurement due to the significance of unobservable inputs using company-specific information. The valuation methodology used to estimate the fair value of warrant liabilities is discussed in Note 15.

As of June 30, 2020, the Company's warrant liabilities was comprised of private placement warrants relating to a private placement closed on November 21, 2017 ("private placement warrants"), warrants related to a registered direct offering closed on May 24, 2019 ("registered direct offering warrants"), and the warrants issued to the agent for the registered direct offering ("placement agent warrants") (Note 15), at the fair value of $142,092, $895,663, and $112,662, respectively. As of June 30, 2019, the fair value of private placement warrants, registered direct offering warrants and placement agent warrants were $204,325, $1,091,080, and $137,243, respectively.

(g)	Cash and cash equivalents

Cash and cash equivalents consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use the Company maintained accounts at banks.

(h)	Short-term investments

Short-term investments consist primarily of investments in financial products with variable return rate and maturities between three months and one year. Short-term investments are held to their maturities and are carried at cost, which approximates fair value.

(i)	Trade receivables

Trade receivables are recorded at the invoiced amount and do not bear interest. The Company extends unsecured credit to its customers in the ordinary course of business but mitigates the associated risks by performing credit checks and actively pursuing past due accounts. An allowance for doubtful accounts is established and recorded based on management's assessment of potential losses based on the credit history and relationships with the customers. Management reviews its receivables on a regular basis to determine if bad debt allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

The Company considered the amounts of receivables in dispute and believes an allowance for these receivables were not necessary as at June 30, 2020 and 2019.

(j)	Inventories

Inventories are carried at the lower of cost and net realizable value, as determined using the weighted average cost method. Management compares the cost of inventories with the net realizable value and if applicable, an allowance is made for writing down the inventory to its net realizable value, if lower than cost. On an ongoing basis, inventories are reviewed for potential write-down for estimated obsolescence or unmarketable inventories which equals the difference between the costs of inventories and the estimated net realizable value based upon forecasts for future demand and market conditions. When inventories are written-down to the lower of cost or net realizable value, it is not marked up subsequently based on changes in underlying facts and circumstances.

(k)	Property and equipment

Property, plant and equipment are recorded at cost. The cost of an item of property and equipment initially recognized includes its purchase price and any cost that is directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating the manner intended by management. Significant additions or improvements extending useful lives of assets are capitalized. Maintenance and repairs are charged to expense as incurred. Depreciation is computed using the straight-line method with residual value rate of 5% over the estimated useful lives as follows:

Electronic equipment	5 years
Office equipment	5 – 10 years
Vehicles	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

The Company reviews property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statements of operations.

(l)	Intangible assets

Purchased intangible assets are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method with residual value rate of 5% based on their estimated useful lives as follows:

Trademark	10 years

The Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

(m)	Impairment of long-lived assets

The Company reviews long-lived assets for impairment annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Long-lived assets are reviewed for recoverability at the lowest level in which there are identifiable cash flows, usually at the store level. The carrying amount of a long-lived asset is not considered recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use of the asset. If the asset is determined not to be recoverable, then it is considered to be impaired and the impairment to be recognized is the amount by which the carrying amount of the asset exceeds the fair value of the asset, determined using discounted cash flow valuation techniques, as defined in ASC 360, Property, Plant, and Equipment.

The Company determined the sum of the undiscounted cash flows expected to result from the use of the asset by projecting future revenue and operating expense for each store under consideration for impairment. The estimates of future cash flows involve management judgment and are based upon assumptions about expected future operating performance. The actual cash flows could differ from management's estimates due to changes in business conditions, operating performance and economic conditions. The Company's evaluation resulted in no long-lived asset impairment charges during the years ended June 30, 2020, 2019 and 2018.

(n)	Investment in an equity investee

The investments for which the Company has the ability to exercise significant influence are accounted for under the equity method. Under the equity method, original investments are recorded at cost and adjusted by the Company's share of undistributed earnings or losses of these entities, the amortization of intangible assets recognized upon purchase price allocation and dividend distributions or subsequent investments. All unrecognized inter-company profits and losses have been eliminated under the equity method. When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

(o)	Revenue recognition

The Company adopted ASC 606, Revenue from Contracts with Customers ("ASC 606") beginning on July 1, 2018 using the modified retrospective approach. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity's contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

The Company has assessed the impact of the guidance by reviewing its existing customer contracts and current accounting policies and practices to identify differences that will result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control and principal versus agent considerations. Based on the assessment, the Company concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams in scope of ASC 606 and therefore there was no material changes to the Company's consolidated financial statements upon adoption of ASC 606.

In according with ASC 606, revenues are recognized when control of the promised services is transferred to customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those services.

The Company generated revenues primarily from sales of tea products, beverages and light meals in its tea shop chains by Hunan MYT which commenced in November 2018, and from sales of dark tea products by 39Pu which commenced in October 2019.

Sales of tea products, beverages and light meals in retail shop chains by Hunan MYT

Customers place order and pay for tea products, beverage drinks and light meals in the Company's tea shop chains. Revenues are recognized at the point of delivery to customers. Customers that purchase prepaid cards are issued additional points for free at the time of purchase. Cash received from the sales of prepaid vouchers are recognized as unearned income. Consideration collected for prepaid cards is equally allocated to each point as an element, including the points issued for free, to determine the transaction price for each point. The allocated transaction price are recognized as revenues upon the redemption of the points for purchases.

Sales of dark tea products by 39Pu

The Company identifies a single performance obligation from contracts. The Company recognizes revenues on a gross basis as the Company is acting as a principal in these transactions and is responsible for fulfilling the promise to provide the specified goods, subject to inventory risks and has the discretion in establishing prices. The transaction fees are fixed. Payments received in advance from customers are recorded as "advance from customers" in the consolidated balance sheets. Advance from customers is recognized as revenue when the Company delivers the courses to its customers. Such advance payment received are non-refundable. In cases where fees are collected after the sales, revenue and accounts receivable are recognized upon delivery of products to the Company.

Disaggregation of revenue

The Company disaggregates its revenue from contracts by segments, as the Company believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors. The Company's disaggregation of revenues for the years ended June 30, 2020, 2019 and 2018 is as follows:

	For the Years Ended June 30,
	2020	2019	2018

Sales of tea products, beverages and light meals in retail shop chains	$448,000	$401,814	$-
Sales of dark tea products	417,705	-	-
	$865,705	$401,814	$-

(p)	Income taxes

The Company accounts for income taxes in accordance with the U.S. GAAP for income taxes. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is probable that taxable income to be utilized with prior net operating loss carried forward. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is "more likely than not" that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company did not have unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of June 30, 2020 and 2019. As of June 30, 2020, income tax returns for the tax year ended December 31, 2019 remain open for statutory examination by PRC tax authorities.

(q)	Income (loss) per share

Basic income (loss) per share is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share is the same as basic income (loss) per share due to the lack of dilutive items in the Company for the years ended June 30, 2020, 2019, and 2018, respectively. The number of warrants is omitted excluded from the computation as the anti-dilutive effect.

(r)	Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss) and other comprehensive foreign currency adjustments income. Comprehensive income (loss) is reported in the consolidated statements of operations and comprehensive income (loss).

Accumulated other comprehensive (loss) income, as presented on the consolidated balance sheets are the cumulative foreign currency translation adjustments.

(s)	Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations and tax matters. In accordance with ASC No. 450 Subtopic 20, "Loss Contingencies", the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

(t)	Share-based payments

Share-based awards granted to the Company's employees and non-employees are measured at fair value on grant date and measurement date, respectively, and share-based compensation expense is recognized (i) immediately at the grant date if no vesting conditions are required, or (ii) using the accelerated attribution method, net of estimated forfeitures, over the requisite service period. The fair value of restricted shares is determined with reference to the fair value of the underlying shares.

At each date of measurement, the Company reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards granted by the Company, including but not limited to the fair value of the equity value of the Company, expected life, expected volatility and expected forfeiture rates. The Company is required to consider many factors and make certain assumptions during this assessment. If any of the assumptions used to determine the fair value of the share-based awards changes significantly, share-based compensation expense may differ materially in the future from that recorded in the current reporting period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive share-based awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company for accounting purposes.

(u)	Leases

The Company adopted ASU 2016-02, Leases (Topic 842), on July 1, 2019, using a modified retrospective approach reflecting the application of the standard to leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements.

The Company leases its offices which are classified as operating leases in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee's obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee's right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. No impairment for right-of-use lease assets as of June 30, 2020.

(v)	Discontinued operation

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.

The Company disposed of its manufacturing and sales of organic compounds segment in April 2019, which met all the conditions required in order to be classified as a discontinued operation (Note 1). Accordingly, the operating results of the manufacturing and sales of organic compounds segment are reported as a gain from discontinued operations in the accompanying consolidated financial statements for all periods presented. In addition, the assets and liabilities related to the manufacturing and sales of organic compounds segment are reported as assets and liabilities of discontinued operations in the accompanying consolidated balance sheets at June 30, 2018. For additional information, see Note 4, "Disposal of ELITE".

(w)	Asset acquisition

The Company measures and recognizes asset acquisitions that are not deemed to be business combinations based on the cost to acquire the assets, which includes transaction costs. Goodwill is not recognized in asset acquisitions. In an asset acquisition, the cost allocated to transfer costs of ownership of tea shops is charged to general and administrative expenses at the acquisition date.

(x)	Business combination

The Company accounted for its business combination using the acquisition method of accounting in accordance with ASC 805 "Business Combinations". The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill.

(y)	Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity or business as a result of the Company's acquisitions of interests in its subsidiary. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit.

For the years ended June 30, 2020, 2019 and 2018, the Company did not provide impairment charge against goodwill.

(z)	Non-controlling interest

Non-controlling interests represent the equity interests in the subsidiaries that are not attributable, either directly or indirectly, to the Company.

(aa)	Recently announced accounting standards

In June 2016, the FASB issued ASU No. 2016-13, "Measurement of Credit Losses on Financial Instruments (Topic 326)", which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life, instead of when incurred. In November 2018, the FASB issued ASU No. 2018-19, "Codification Improvements to Topic 326, Financial Instruments—Credit Losses", which amends Subtopic 326-20 (created by ASU No.2016-13) to explicitly state that operating lease receivables are not in the scope of Subtopic 326-20. Additionally, in April 2019, the FASB issued ASU No.2019-04, "Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments", in May 2019, the FASB issued ASU No. 2019-05, "Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief", and in November 2019, the FASB issued ASU No. 2019-10, "Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates", and ASU No. 2019-11, "Codification Improvements to Topic 326, Financial Instruments—Credit Losses", to provide further clarifications on certain aspects of ASU No. 2016-13 and to extend the nonpublic entity effective date of ASU No. 2016-13. The changes (as amended) are effective for the Company for annual and interim periods in fiscal years beginning after December 15, 2022, and the Company is in the process of evaluating the potential effect on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement," to improve the effectiveness of disclosures in the notes to financial statements related to recurring or nonrecurring fair value measurements by removing amounts and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, policies for timing of transfers between different levels for fair value measurements, and the valuation processes for Level 3 fair value measurements. The new standard requires disclosure of the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. The amendments in this update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company expects that the adoption of this ASU will not have a material impact on its financial statements

In August 2018, the FASB issued ASU No. 2018-15, "Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract," (ASU 2018-15), to align the requirements for capitalizing implementation costs in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs relating to internal-use software. The update requires entities in a hosting arrangement that is a service contract to follow the guidance in Subtopic 350-40 to determine which implementation costs to capitalize as an asset and which costs to expense. ASU 2018-15 is effective for the Corporation on January 1, 2020 and may be applied using either the retrospective or prospective approach. Early adoption is permitted. The Company expects that the adoption of this ASU will have a material impact on its financial statements.

In October 2018, the FASB issued ASU No. 2018-17, "Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities". The new standard changes how entities evaluate decision-making fees under the variable interest entity guidance. The new standard is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted in any interim period after issuance. The standard should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings at the beginning of the period of adoption. The Company expects that the adoption of this ASU will not have a material impact on its financial statements.

In November 2018, the FASB issued ASU No. 2018-19, "Codification Improvements to Topic 326, Financial Instruments-Credit Losses." ASU 2018-19 clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Accounting Standard Codification ("ASC") 842, Leases. The Company expects that the adoption of this ASU will not have a material impact on its financial statements.

In November 2019, the FASB issued ASU No. 2019-08, Compensation - Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606). The guidance identifies, evaluates, and improves areas of GAAP for which cost and complexity can be reduced while maintaining or improving the usefulness of the information provided. The amendments in that Update expanded the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. For entities that have adopted the amendments in Update 2018-07, the updated guidance is effective for annual periods beginning after December 15, 2019, and is applicable to the Company in fiscal 2021. Early adoption is permitted. The Company expects that the adoption of this ASU will not have a material impact on its financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740) Simplifying the Accounting for Income Taxes. The Board is issuing this Update as part of its initiative to reduce complexity in accounting standards (the Simplification Initiative). The objective of the Simplification Initiative is to identify, evaluate, and improve areas of GAAP for which cost and complexity can be reduced while maintaining or improving the usefulness of the information provided to users of financial statements. The specific areas of potential simplification in this Update were submitted by stakeholders as part of the Simplification Initiative. For public business entities, the amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Company expects that the adoption of this ASU will not have a material impact on its financial statements.

The Company believes that other recent accounting pronouncement updates will not have a material effect on the Company's financial statements.